                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05181

Morgan Stanley Equally-Weighted S&P 500 Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2005

Date of reporting period: December 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Equally-Weighted S&P 500 Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the six months ended December 31, 2004

Total Return for the 6-Month Period Ended December 31, 2004

Class A	Class B	Class C	Class D	S&P 500 Equal Weight Index[1]	S&P 500 Index[2]	Lipper Multi- Cap Core Funds Index[3]
9.77%	9.40%	9.38%	9.94%	10.03%	7.19%	8.01%

Performance data quoted represent past performance, which is no guarantee of future results. Current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance information.

Market Conditions

The U.S. equity market was generally strong over the six months ended December 31, 2004. The Federal Reserve Open Market Committee raised interest rates a number of times during that period, but the increases apparently did not take many investors by surprise. As a result, the stock market was largely unaffected. Furthermore, the U.S. economy continued to grow steadily and the labor market improved, though fewer jobs were created than some economists and investors had expected. Consumer spending also picked up late in 2004, and orders for durables were strong despite a slight rise in inflation. Investor confidence was shaken over the summer and early fall, however, by fears of terrorism and the possibility of a disputed presidential election. The market went on to rally late in the year when those fears subsided. A drop in the price of crude oil also helped lift stocks as 2004 drew to a close. The best-performing sectors over the second half of 2004 were telecommunications, energy and utilities.

Performance Analysis

Morgan Stanley Equally-Weighted S&P 500 Fund outperformed the S&P 500 Index and the Lipper Multi-Cap Core Funds Index during the six-month period ended December 31, 2004, assuming no deduction of applicable sales charges. However, the Fund underperformed the S&P 500 Equal Weight Index. The Fund's "capitalization-neutral" or approximately "equally weighted" strategy proved to be a strong advantage during this period. This policy dictates that we weight each stock in the S&P 500 Index equally, rather than according to their market capitalization. In other words, the Fund initially holds approximately the same percentage of assets in the smallest-cap stock in the S&P 500 as it does in the largest-cap stock in the Index.

Within the technology sector, among others, the Fund's equally weighted strategy enabled it to enjoy proportionally greater gains than the S&P 500 did from smaller-cap information technology stocks. Shares of the smaller-cap company Autodesk, for example, rose as its sales rebounded sharply. Autodesk was also added to the NASDAQ exchange and executed a share buyback that was well received by investors. Apple was another strong smaller-cap holding, thanks largely to high sales of iPods. Outperformers in other sectors included the health benefits provider Humana, which reported higher profits over the second half of 2004.

A number of other positions were much less positive for the Fund over the second half of 2004. One of the most high-profile underperformers was Merck, whose shares dropped sharply after it withdrew the popular drug Vioxx from the market. Consumer staples stocks such as Coca-Cola Enterprises and The Coca-Cola Company itself were other notable disappointments; in fact, consumer staples was the worst-performing sector of the market during the period and provided the smallest contribution to the Fund's relative performance. A variety of other stocks, from grocery-store operators Winn-Dixie and Safeway to telecommunications provider Andrew Corporation to semiconductor company Broadcom, were also weak over the second half of 2004.

The investment performance of the S&P 500 Equal Weight Index does not include any expenses, sales charges or fees. Indexes are unmanaged and such costs would lower performance. As a result, the Fund's performance will not exactly track the performance of the Index. It is not possible to invest directly in an index.
There is no guarantee that any securities mentioned will continue to perform well or be held by the Fund in the future.

TOP 10 HOLDINGS
CIENA Corp.	0.2%
Applied Micro Circuits Corp.	0.2
Symbol Technologies, Inc.	0.2
Public Service Enterprise Group, Inc.	0.2
Robert Half International, Inc.	0.2
Compuware Corp.	0.2
Autodesk, Inc.	0.2
Calpine Corp.	0.2
AES Corp. (The)	0.2
Monsanto Co.	0.2

TOP FIVE INDUSTRIES
Electric Utilities	5.0%
Medical Specialties	3.3
Semiconductors	3.1
Packaged Software	2.5
Major Banks	2.3

Data as of December 31, 2004. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund invests in a diversified portfolio of common stocks represented in the Standard & Poor's® 500 Composite Stock Price Index ("S&P 500"). The S&P 500 is a well known stock market index that includes common stocks of 500 companies. The Fund generally invests in each stock included in the S&P 500 in approximately equal proportions. This approach differs from the S&P 500 because stocks in the S&P 500 are represented in proportion to their market value or market-capitalization. For example, the 50 largest companies in the S&P 500 represent approximately 60 percent of the S&P 500's value; however, these same 50 companies represent roughly 10 percent of the Fund's value. The Fund may invest in foreign securities represented in the S&P 500, including depositary receipts.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of a fund's fiscal quarter filings by contacting Morgan Stanley Client Relations at (800) 869-NEWS.

Proxy Voting Policies and Procedures

A description of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities and (2) how the Fund voted proxies relating to portfolio securities during the year ended December 31, 2004, is available without charge, upon request, by calling (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 A.M. to 8:00 P.M., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended December 31, 2004

	Class A Shares* (since 07/28/97)		Class B Shares** (since 12/01/87)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	VADAX		VADBX		VADCX		VADDX
1 Year	16.03%	[4]	15.18%	[4]	15.16%	[4]	16.31%	[4]
	9.94	[5]	10.18	[5]	14.16	[5]	—
5 Years	7.63	[4]	6.83	[4]	6.84	[4]	7.89	[4]
	6.48	[5]	6.52	[5]	6.84	[5]	—
10 Years	—		12.63	[4]	—		—
	—		12.63	[5]	—		—
Since Inception	8.85	[4]	12.60	[4]	8.05	[4]	9.10	[4]
	8.06	[5]	12.60	[5]	8.05	[5]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum CDSC for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Standard & Poor's 500 Equal Weight Index (S&P EWI) is the equal-weighted version of the widely regarded S&P 500 Index, which measures 500 leading companies in leading U.S. industries. The S&P EWI has the same constituents as the capitalization weighted S&P 500 Index, but each company in the S&P EWI is allocated a fixed weight, rebalancing quarterly. Indexes are unmanaged and their returns do not include any expenses, sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Fund's benchmark was changed from the S&P 500 to the S&P EWI to more accurately reflect the Fund's investable universe.
(2)	The Standard and Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	The Lipper Multi-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/04 – 12/31/04.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD*
	07/01/04	12/31/04	07/01/04 – 12/31/04
Class A
Actual (9.77% return)	$1,000.00	$1,097.70	$4.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.27	$3.97
Class B
Actual (9.40% return)	$1,000.00	$1,094.00	$8.08
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.49	$7.78
Class C
Actual (9.38% return)	$1,000.00	$1,093.80	$8.07
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.49	$7.78
Class D
Actual (9.94% return)	$1,000.00	$1,099.40	$2.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.53	$2.70

*	Expenses are equal to the Fund's annualized expense ratio of 0.78%, 1.53%, 1.53% and 0.53% respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.8%)
	Advertising/Marketing Services (0.4%)
287,330	Interpublic Group of Companies, Inc. (The)*	$3,850,222
45,805	Omnicom Group, Inc.	3,862,278
		7,712,500
	Aerospace & Defense (1.5%)
72,526	Boeing Co.	3,754,671
35,850	General Dynamics Corp.	3,749,910
120,483	Goodrich Corp.	3,932,565
50,557	L-3 Communications Holdings, Inc.	3,702,795
63,738	Lockheed Martin Corp.	3,540,646
65,405	Northrop Grumman Corp.	3,555,416
96,850	Raytheon Co.	3,760,685
94,547	Rockwell Collins, Inc.	3,728,934
		29,725,622
	Agricultural Commodities/ Milling (0.2%)
173,598	Archer-Daniels-Midland Co.	3,872,971

	Air Freight/Couriers (0.4%)
39,089	FedEx Corp.	3,849,876
43,944	United Parcel Service, Inc. (Class B)	3,755,454
		7,605,330
	Airlines (0.4%)
500,572	Delta Air Lines, Inc.*	3,744,279
244,164	Southwest Airlines Co.	3,974,990
		7,719,269
	Alternative Power Generation (0.2%)
1,060,602	Calpine Corp.*	4,178,772
	Aluminum (0.2%)
121,608	Alcoa, Inc.	3,820,923
	Apparel/Footwear (1.4%)
81,916	Cintas Corp.*	3,592,836
69,231	Coach, Inc.*	3,904,628
104,140	Jones Apparel Group, Inc.	3,808,400
93,540	Liz Claiborne, Inc.	3,948,323
43,971	Nike, Inc. (Class B)	3,987,730
92,480	Reebok International Ltd.	$4,069,120
70,220	V.F. Corp.	3,888,784
		27,199,821
	Apparel/Footwear Retail (0.8%)
185,518	Gap, Inc. (The)	3,918,140
157,447	Limited Brands, Inc.	3,624,430
84,120	Nordstrom, Inc.	3,930,928
153,169	TJX Companies, Inc. (The)	3,849,137
		15,322,635
	Auto Parts: O.E.M. (1.0%)
225,771	Dana Corp.	3,912,611
447,000	Delphi Corp.	4,031,940
54,246	Eaton Corp.	3,925,241
61,247	Johnson Controls, Inc.	3,885,510
393,049	Visteon Corp.	3,840,089
		19,595,391
	Automotive Aftermarket (0.4%)
180,293	Cooper Tire & Rubber Co.	3,885,314
267,813	Goodyear Tire & Rubber Co. (The)*	3,926,139
		7,811,453
	Beverages: Alcoholic (0.6%)
74,691	Anheuser-Busch Companies, Inc.	3,789,074
76,553	Brown-Forman Corp. (Class B)	3,726,600
50,638	Coors (Adolph) Co. (Class B)	3,831,777
		11,347,451
	Beverages: Non-Alcoholic (0.5%)
91,834	Coca-Cola Co. (The)	3,823,049
176,255	Coca-Cola Enterprises Inc.	3,674,917
135,236	Pepsi Bottling Group, Inc. (The)	3,656,781
		11,154,747
	Biotechnology (1.3%)
59,727	Amgen Inc.*	3,831,487
57,325	Biogen Idec Inc.*	3,818,418
118,183	Chiron Corp.*	3,939,039
67,946	Genzyme Corp.*	3,945,624
106,070	Gilead Sciences, Inc.*	3,711,389

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
138,664	MedImmune, Inc.*	$3,759,181
74,691	Millipore Corp.*	3,720,359
		26,725,497
	Broadcasting (0.4%)
109,071	Clear Channel Communications, Inc.	3,652,788
127,477	Univision Communications Inc. (Class A) *	3,731,252
		7,384,040
	Building Products (0.4%)
91,500	American Standard Companies, Inc.*	3,780,780
103,172	Masco Corp.	3,768,873
		7,549,653
	Cable/Satellite TV (0.2%)
121,373	Comcast Corp. (Class A) *	4,039,293
	Casino/Gaming (0.4%)
58,827	Harrah's Entertainment, Inc.	3,934,938
110,281	International Game Technology	3,791,461
		7,726,399
	Chemicals: Agricultural (0.2%)
74,972	Monsanto Co.	4,164,695
	Chemicals: Major Diversified (1.1%)
77,769	Dow Chemical Co. (The)	3,850,343
78,756	Du Pont (E.I.) de Nemours & Co.	3,862,982
66,766	Eastman Chemical Co.	3,854,401
131,014	Engelhard Corp.	4,018,199
254,697	Hercules Inc.*	3,782,250
85,320	Rohm & Haas Co.	3,773,704
		23,141,879
	Chemicals: Specialty (0.7%)
66,254	Air Products & Chemicals, Inc.	3,840,744
131,151	Great Lakes Chemical Corp.	3,736,492
85,961	Praxair, Inc.	3,795,178
62,370	Sigma-Aldrich Corp.	3,770,890
		15,143,304
	Commercial Printing/ Forms (0.2%)
110,281	Donnelley (R.R.) & Sons Co.	$3,891,816
	Computer Communications (0.6%)
224,186	Avaya Inc.*	3,855,999
194,698	Cisco Systems, Inc.*	3,757,671
104,777	QLogic Corp.*	3,848,459
		11,462,129
	Computer Peripherals (0.6%)
267,251	EMC Corp.*	3,974,022
43,192	Lexmark International, Inc. (Class A) *	3,671,320
112,184	Network Appliance, Inc.*	3,726,752
		11,372,094
	Computer Processing Hardware (1.1%)
57,426	Apple Computer, Inc.*	3,698,234
90,474	Dell Inc.*	3,812,574
653,738	Gateway, Inc.*	3,928,965
179,437	Hewlett-Packard Co.	3,762,794
55,034	NCR Corp.*	3,810,004
724,312	Sun Microsystems, Inc.*	3,896,799
		22,909,370
	Construction Materials (0.2%)
69,548	Vulcan Materials Co.	3,798,016
	Containers/Packaging (1.0%)
85,960	Ball Corp.	3,780,521
132,438	Bemis Company, Inc.	3,852,621
152,612	Pactiv Corp.*	3,859,557
73,558	Sealed Air Corp.*	3,918,435
59,249	Temple-Inland Inc.	4,052,632
		19,463,766
	Contract Drilling (0.8%)
72,819	Nabors Industries, Ltd. (Bermuda)*	3,734,887
77,258	Noble Corp. (Cayman Islands)*	3,842,813
147,833	Rowan Companies, Inc.*	3,828,875
95,144	Transocean Inc. (Cayman Islands)*	4,033,154
		15,439,729

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
	Data Processing Services (1.6%)
64,777	Affiliated Computer Services, Inc. (Class A)*	$3,898,928
85,494	Automatic Data Processing, Inc.	3,791,659
67,259	Computer Sciences Corp.*	3,791,390
261,757	Convergys Corp.*	3,923,737
90,146	First Data Corp.	3,834,811
99,924	Fiserv, Inc.*	4,015,946
114,044	Paychex, Inc.	3,886,620
141,430	SunGard Data Systems Inc.*	4,006,712
		31,149,803
	Department Stores (1.2%)
145,302	Dillard's, Inc. (Class A)	3,904,265
69,571	Federated Department Stores, Inc.	4,020,508
81,668	Kohl's Corp.*	4,015,616
134,562	May Department Stores Co.	3,956,123
94,499	Penney (J.C.) Co., Inc.	3,912,259
73,630	Sears, Roebuck & Co.	3,757,339
		23,566,110
	Discount Stores (1.2%)
314,239	Big Lots, Inc.*	3,811,719
81,220	Costco Wholesale Corp.	3,931,860
188,293	Dollar General Corp.	3,910,846
126,963	Family Dollar Stores, Inc.	3,965,054
74,092	Target Corp.	3,847,598
71,604	Wal-Mart Stores, Inc.	3,782,123
		23,249,200
	Drugstore Chains (0.4%)
84,142	CVS Corp.	3,792,280
97,024	Walgreen Co.	3,722,811
		7,515,091
	Electric Utilities (5.0%)
305,217	AES Corp. (The)*	4,172,316
196,222	Allegheny Energy, Inc.*	3,867,536
75,968	Ameren Corp.	3,809,036
108,228	American Electric Power Co., Inc.	3,716,550
336,645	CenterPoint Energy, Inc.	3,804,088
89,975	Cinergy Corp.	3,745,659
371,037	CMS Energy Corp.*	3,877,337
85,456	Consolidated Edison, Inc.	$3,738,700
87,657	Constellation Energy Group, Inc.	3,831,487
55,278	Dominion Resources, Inc.	3,744,532
85,533	DTE Energy Co.	3,689,038
148,514	Duke Energy Corp.	3,761,860
122,184	Edison International	3,913,554
56,944	Entergy Corp.	3,848,845
89,774	Exelon Corp.	3,956,340
97,349	FirstEnergy Corp.	3,846,259
50,483	FPL Group, Inc.	3,773,604
114,667	PG&E Corp.*	3,816,118
85,398	Pinnacle West Capital Corp.	3,792,525
72,512	PPL Corp.	3,863,439
82,868	Progress Energy, Inc.	3,748,948
82,814	Public Service Enterprise Group, Inc.	4,287,281
113,769	Southern Co. (The)	3,813,537
255,831	TECO Energy, Inc.	3,924,448
59,737	TXU Corp.	3,856,621
206,514	Xcel Energy, Inc.	3,758,555
		99,958,213
	Electrical Products (1.0%)
187,193	American Power Conversion Corp.	4,005,930
56,723	Cooper Industries Ltd. (Class A) (Bermuda)	3,850,924
53,936	Emerson Electric Co.	3,780,914
128,256	Molex Inc.	3,847,680
404,267	Power-One, Inc.*	3,606,062
		19,091,510
	Electronic Components (0.5%)
145,020	Jabil Circuit, Inc.*	3,709,612
450,456	Sanmina-SCI Corp.*	3,815,362
642,751	Solectron Corp.*	3,425,863
		10,950,837
	Electronic Equipment/ Instruments (1.6%)
159,508	Agilent Technologies, Inc.*	3,844,143
1,238,412	JDS Uniphase Corp.*	3,925,766
80,734	Rockwell Automation, Inc.	4,000,370
120,036	Scientific-Atlanta, Inc.	3,962,388
247,853	Symbol Technologies, Inc.	4,287,857

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
122,436	Tektronix, Inc.	$3,698,792
122,587	Thermo Electron Corp.*	3,700,902
231,079	Xerox Corp.*	3,930,654
		31,350,872
	Electronic Production Equipment (0.8%)
221,274	Applied Materials, Inc.*	3,783,785
82,251	KLA-Tencor Corp.*	3,831,252
137,451	Novellus Systems, Inc.*	3,833,508
233,051	Teradyne, Inc.*	3,978,181
		15,426,726
	Electronics/Appliance Stores (0.6%)
65,123	Best Buy Co., Inc.	3,869,609
247,196	Circuit City Stores - Circuit City Group	3,866,145
119,719	RadioShack Corp.	3,936,361
		11,672,115
	Electronics/Appliances (0.6%)
117,888	Eastman Kodak Co.	3,801,888
184,124	Maytag Corp.	3,885,016
55,817	Whirlpool Corp.	3,863,095
		11,549,999
	Engineering & Construction (0.2%)
71,873	Fluor Corp.	3,917,797
	Environmental Services (0.4%)
422,974	Allied Waste Industries, Inc.*	3,925,199
124,947	Waste Management, Inc.	3,740,913
		7,666,112
	Finance/Rental/Leasing (1.7%)
46,164	Capital One Financial Corp.	3,887,470
85,167	CIT Group, Inc.	3,902,352
105,360	Countrywide Financial Corp.	3,899,374
54,504	Fannie Mae	3,881,230
53,387	Freddie Mac	3,934,622
137,902	MBNA Corp.	3,887,457
242,125	Providian Financial Corp.*	3,987,799
70,743	Ryder System, Inc.	3,379,393
71,483	SLM Corp.	3,816,477
		34,576,174
	Financial Conglomerates (1.2%)
67,521	American Express Co.	$3,806,159
80,279	Citigroup, Inc.	3,867,842
97,024	JP Morgan Chase & Co.	3,784,906
95,294	Principal Financial Group, Inc.	3,901,336
72,128	Prudential Financial, Inc.	3,964,155
78,478	State Street Corp.	3,854,839
		23,179,237
	Financial Publishing/ Services (0.6%)
134,850	Equifax, Inc.	3,789,285
42,699	McGraw-Hill Companies, Inc. (The)	3,908,666
45,239	Moody's Corp.	3,929,007
		11,626,958
	Food Distributors (0.2%)
103,055	SYSCO Corp.	3,933,609
	Food Retail (0.8%)
161,072	Albertson's, Inc.	3,846,399
218,965	Kroger Co. *	3,840,646
197,137	Safeway Inc.*	3,891,484
112,415	Supervalu, Inc.	3,880,566
		15,459,095
	Food: Major Diversified (1.2%)
125,807	Campbell Soup Co.	3,760,371
136,704	ConAgra Foods Inc.	4,025,933
78,105	General Mills, Inc.	3,882,600
97,828	Heinz (H.J.) Co.	3,814,314
84,879	Kellogg Co.	3,790,696
72,193	PepsiCo, Inc.	3,768,475
154,232	Sara Lee Corp.	3,723,160
		26,765,549
	Food: Specialty/Candy (0.6%)
68,037	Hershey Foods Corp.	3,778,775
99,138	McCormick & Co., Inc. (Non-Voting)	3,826,727
55,229	Wrigley (Wm.) Jr. Co.	3,821,295
		11,426,797
	Forest Products (0.4%)
144,056	Louisiana-Pacific Corp.	3,852,057
56,510	Weyerhaeuser Co.	3,798,602
		7,650,659

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
	Gas Distributors (1.1%)
866,320	Dynegy, Inc. (Class A)*	$4,002,398
96,999	KeySpan Corp.	3,826,611
101,074	Nicor Inc.	3,733,674
173,822	NiSource, Inc.	3,959,665
83,899	Peoples Energy Corp.	3,687,361
103,996	Sempra Energy	3,814,573
		23,024,282
	Home Building (0.6%)
65,182	Centex Corp.	3,883,544
36,219	KB Home	3,781,264
58,289	Pulte Homes, Inc.	3,718,838
		11,383,646
	Home Furnishings (0.4%)
127,177	Leggett & Platt, Inc.	3,615,642
165,664	Newell Rubbermaid, Inc.	4,007,412
		7,623,054
	Home Improvement Chains (0.6%)
88,686	Home Depot, Inc. (The)	3,790,440
65,644	Lowe's Companies, Inc.	3,780,438
86,059	Sherwin-Williams Co.	3,840,813
		11,411,691
	Hospital/Nursing Management (0.8%)
92,987	HCA, Inc.	3,715,761
166,614	Health Management Associates, Inc. (Class A)	3,785,470
110,337	Manor Care, Inc.	3,909,240
361,104	Tenet Healthcare Corp.*	3,964,922
		15,375,393
	Hotels/Resorts/Cruiselines (0.8%)
68,512	Carnival Corp. (Panama)	3,948,347
171,650	Hilton Hotels Corp.	3,903,321
61,131	Marriott International, Inc. (Class A)	3,850,030
67,212	Starwood Hotels & Resorts Worldwide, Inc.	3,925,181
		15,626,879
	Household/Personal Care (1.5%)
79,418	Alberto-Culver Co. (Class B)	3,857,332
98,158	Avon Products, Inc.	3,798,715
64,215	Clorox Co. (The)	3,784,190
75,694	Colgate-Palmolive Co.	$3,872,505
83,657	Gillette Co. (The)	3,746,160
88,749	International Flavors & Fragrances, Inc.	3,802,007
58,334	Kimberly-Clark Corp.	3,838,961
67,329	Procter & Gamble Co. (The)	3,708,481
		30,408,351
	Industrial Conglomerates (1.7%)
47,273	3M Co.	3,879,695
67,134	Danaher Corp.	3,854,163
102,342	General Electric Co.**	3,735,483
106,070	Honeywell International, Inc.	3,755,939
47,507	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	3,814,812
45,590	ITT Industries, Inc.	3,850,075
52,503	Textron, Inc.	3,874,721
109,816	Tyco International Ltd. (Bermuda)	3,924,824
37,030	United Technologies Corp.	3,827,051
		34,516,763
	Industrial Machinery (0.4%)
41,118	Illinois Tool Works Inc.	3,810,816
50,367	Parker-Hannifin Corp.	3,814,797
		7,625,613
	Industrial Specialties (0.4%)
109,008	Ecolab Inc.	3,829,451
56,249	PPG Industries, Inc.	3,833,932
		7,663,383
	Information Technology Services (1.0%)
152,123	Citrix Systems, Inc.*	3,731,577
172,502	Electronic Data Systems Corp.	3,984,796
38,701	International Business Machines Corp.	3,815,145
144,917	PeopleSoft, Inc.*	3,837,402
389,397	Unisys Corp.*	3,964,061
		19,332,981
	Insurance Brokers/Services (0.4%)
162,949	AON Corp.	3,887,963
118,220	Marsh & McLennan Companies, Inc.	3,889,438
		7,777,401

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
	Integrated Oil (0.7%)
44,684	Amerada Hess Corp.	$3,681,068
72,679	ChevronTexaco Corp.	3,816,374
43,385	ConocoPhillips	3,767,120
75,392	Exxon Mobil Corp.	3,864,594
		15,129,156
	Internet Software/ Services (0.4%)
383,973	Siebel Systems, Inc.*	4,031,717
102,361	Yahoo! Inc.*	3,856,962
		7,888,679
	Investment Banks/ Brokers (1.3%)
36,293	Bear Stearns Companies, Inc. (The)	3,713,137
260,515	E*TRADE Group, Inc.*	3,894,699
35,836	Goldman Sachs Group, Inc. (The)	3,728,377
43,415	Lehman Brothers Holdings Inc.	3,797,944
63,920	Merrill Lynch & Co., Inc.	3,820,498
68,863	Morgan Stanley (Note 4)	3,823,274
320,567	Schwab (Charles) Corp. (The)	3,833,981
		26,611,910
	Investment Managers (1.0%)
121,062	Federated Investors, Inc. (Class B)	3,680,285
57,054	Franklin Resources, Inc.	3,973,811
231,079	Janus Capital Group, Inc.	3,884,438
122,159	Mellon Financial Corp.	3,800,366
61,574	Price (T.) Rowe Group, Inc.	3,829,903
		19,168,803
	Life/Health Insurance (1.0%)
95,527	AFLAC, Inc.	3,805,796
71,754	Jefferson-Pilot Corp.	3,728,338
80,433	Lincoln National Corp.	3,754,612
92,577	MetLife, Inc.	3,750,294
66,475	Torchmark Corp.	3,798,382
223,500	UnumProvident Corp.	4,009,590
		22,847,012
	Major Banks (2.3%)
81,951	Bank of America Corp.	$3,850,877
114,459	Bank of New York Co., Inc. (The)	3,825,220
89,718	BB&T Corp.	3,772,642
63,142	Comerica, Inc.	3,852,925
159,306	Huntington Bancshares, Inc.	3,947,603
114,148	KeyCorp	3,869,617
102,223	National City Corp.	3,838,474
67,824	PNC Financial Services Group	3,895,811
107,764	Regions Financial Corp.	3,835,321
51,848	SunTrust Banks, Inc.	3,830,530
72,022	Wachovia Corp.	3,788,357
60,184	Wells Fargo & Co.	3,740,436
		46,047,813
	Major Telecommunications (1.1%)
64,622	ALLTEL Corp.	3,797,189
199,497	AT&T Corp.	3,802,413
132,811	BellSouth Corp.	3,690,818
146,971	SBC Communications, Inc.	3,787,443
155,969	Sprint Corp.	3,875,830
93,494	Verizon Communications Inc.	3,787,442
		22,741,135
	Managed Health Care (1.2%)
30,949	Aetna, Inc.	3,860,888
100,009	Caremark Rx, Inc.*	3,943,355
47,864	CIGNA Corp.	3,904,266
129,508	Humana, Inc.*	3,845,093
44,443	UnitedHealth Group Inc.*	3,912,317
32,994	WellPoint Inc.*	3,794,310
		23,260,229
	Media Conglomerates (0.8%)
141,257	Disney (Walt) Co. (The)	3,926,945
208,138	News Corp Inc. (Class A)	3,883,855
199,458	Time Warner, Inc.*	3,877,464
105,418	Viacom Inc. (Class B) (Non-Voting)	3,836,161
		15,524,425
	Medical Distributors (0.5%)
59,896	AmerisourceBergen Corp.	3,514,697
66,165	Cardinal Health, Inc.	3,847,495
118,072	McKesson Corp.	3,714,545
		11,076,737

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
	Medical Specialties (3.3%)
179,754	Applera Corp. – Applied Biosystems Group	$3,758,656
61,181	Bard (C.R.), Inc.	3,914,360
58,020	Bausch & Lomb, Inc.	3,739,969
112,650	Baxter International, Inc.	3,890,931
65,462	Becton, Dickinson & Co.	3,718,242
87,312	Biomet, Inc.	3,788,468
106,488	Boston Scientific Corp.*	3,785,648
61,748	Fisher Scientific International, Inc.*	3,851,840
54,005	Guidant Corp.	3,893,760
113,020	Hospira, Inc.*	3,786,170
78,218	Medtronic, Inc.	3,885,088
132,468	Pall Corp.	3,834,949
168,548	PerkinElmer, Inc.	3,790,645
92,690	St. Jude Medical, Inc.*	3,886,492
82,651	Stryker Corp.	3,987,911
80,622	Waters Corp.*	3,772,303
47,392	Zimmer Holdings, Inc.*	3,797,047
		65,082,479
	Miscellaneous Commercial Services (0.2%)
168,547	Sabre Holdings Corp.	3,735,002
	Miscellaneous Manufacturing (0.2%)
89,932	Dover Corp.	3,771,748
	Motor Vehicles (0.6%)
265,622	Ford Motor Co.	3,888,706
96,282	General Motors Corp.	3,857,057
63,911	Harley-Davidson, Inc.	3,882,593
		11,628,356
	Multi-Line Insurance (0.8%)
58,587	American International Group, Inc.	3,847,408
56,216	Hartford Financial Services Group, Inc. (The)	3,896,331
55,106	Loews Corp.	3,873,952
74,047	Safeco Corp.	3,868,215
		15,485,906
	Office Equipment/Supplies (0.4%)
61,688	Avery Dennison Corp.	3,699,429
83,992	Pitney Bowes, Inc.	3,887,150
		7,586,579
	Oil & Gas Pipelines (0.6%)
372,020	El Paso Corp.	$3,869,008
53,264	Kinder Morgan, Inc.	3,895,196
236,803	Williams Companies, Inc. (The)	3,857,521
		11,621,725
	Oil & Gas Production (1.6%)
56,629	Anadarko Petroleum Corp.	3,670,125
74,795	Apache Corp.	3,782,383
86,275	Burlington Resources, Inc.	3,752,963
94,594	Devon Energy Corp.	3,681,598
52,570	EOG Resources, Inc.	3,751,395
64,128	Kerr-McGee Corp.	3,705,957
66,126	Occidental Petroleum Corp.	3,859,113
87,312	Unocal Corp.	3,775,371
56,400	XTO Energy Inc.	1,995,432
		31,974,337
	Oil Refining/Marketing (0.8%)
65,598	Ashland, Inc.	3,829,611
101,291	Marathon Oil Corp.	3,809,555
46,851	Sunoco, Inc.	3,828,195
84,741	Valero Energy Corp.	3,847,241
		15,314,602
	Oilfield Services/Equipment (0.7%)
88,333	Baker Hughes Inc.	3,769,169
79,787	BJ Services Co.	3,713,287
96,868	Halliburton Co.	3,801,100
57,666	Schlumberger Ltd. (Netherlands Antilles)	3,860,739
		15,144,295
	Other Consumer Services (0.8%)
47,433	Apollo Group, Inc. (Class A)*	3,828,317
77,655	Block (H.&R.), Inc.	3,805,095
168,172	Cendant Corp.	3,931,861
33,054	eBay Inc.*	3,843,519
		15,408,792
	Other Consumer Specialties (0.2%)
49,471	Fortune Brands, Inc.	3,818,172
	Other Metals/Minerals (0.2%)
39,292	Phelps Dodge Corp.	3,886,765

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
	Packaged Software (2.5%)
62,581	Adobe Systems, Inc.*	$3,926,332
110,132	Autodesk, Inc.	4,179,509
202,992	BMC Software, Inc.*	3,775,651
124,150	Computer Associates International, Inc.	3,856,099
646,008	Compuware Corp.*	4,179,672
85,922	Intuit Inc.*	3,781,427
86,037	Mercury Interactive Corp.*	3,918,985
139,070	Microsoft Corp.**	3,714,560
554,648	Novell, Inc.*	3,743,874
271,424	Oracle Corp.*	3,723,937
667,717	Parametric Technology Corp.*	3,932,853
150,304	Symantec Corp.*	3,871,831
136,633	VERITAS Software Corp.*	3,900,872
		50,505,602
	Personnel Services (0.4%)
117,312	Monster Worldwide Inc.*	3,946,376
144,166	Robert Half International, Inc.	4,242,805
		8,189,181
	Pharmaceuticals: Generic Drugs (0.4%)
210,075	Mylan Laboratories, Inc.	3,714,126
115,192	Watson Pharmaceuticals, Inc.*	3,779,450
		7,493,576
	Pharmaceuticals: Major (1.5%)
81,774	Abbott Laboratories	3,814,757
147,776	Bristol-Myers Squibb Co.	3,786,021
59,529	Johnson & Johnson	3,775,329
65,804	Lilly (Eli) & Co.	3,734,377
118,815	Merck & Co., Inc.	3,818,714
130,336	Pfizer, Inc.**	3,504,735
184,611	Schering-Plough Corp.	3,854,678
90,601	Wyeth	3,858,697
		30,147,308
	Pharmaceuticals: Other (0.6%)
47,332	Allergan, Inc.	3,837,205
80,881	Forest Laboratories, Inc.*	3,628,322
305,348	King Pharmaceuticals, Inc.*	3,786,315
		11,251,842
	Precious Metals (0.4%)
101,400	Freeport-McMoRan Copper & Gold, Inc. (Class B)	$3,876,522
84,273	Newmont Mining Corp.	3,742,564
		7,619,086
	Property – Casualty Insurers (1.3%)
90,579	ACE Ltd. (Cayman Islands)	3,872,252
74,721	Allstate Corp. (The)	3,864,570
49,239	Chubb Corp. (The)	3,786,479
85,301	Cincinnati Financial Corp.	3,775,422
44,499	Progressive Corp. (The)	3,775,295
101,810	St. Paul Travelers Companies, Inc. (The)	3,774,097
48,024	XL Capital Ltd. (Class A) (Cayman Islands)	3,729,064
		26,577,179
	Publishing: Books/ Magazines (0.2%)
71,039	Meredith Corp.	3,850,314
	Publishing: Newspapers (1.0%)
89,953	Dow Jones & Co., Inc.	3,873,376
47,410	Gannett Co., Inc.	3,873,397
57,325	Knight-Ridder, Inc.	3,837,336
95,769	New York Times Co. (The) (Class A)	3,907,375
90,884	Tribune Co.	3,829,852
		19,321,336
	Pulp & Paper (0.6%)
101,128	Georgia-Pacific Corp.	3,790,277
90,731	International Paper Co.	3,810,702
112,650	MeadWestvaco Corp.	3,817,709
		11,418,688
	Railroads (0.8%)
82,850	Burlington Northern Santa Fe Corp.	3,919,633
98,922	CSX Corp.	3,964,794
108,925	Norfolk Southern Corp.	3,941,996
60,804	Union Pacific Corp.	4,089,069
		15,915,492

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
	Real Estate Investment Trusts (1.4%)
102,306	Apartment Investment & Management Co. (Class A)	$3,942,873
99,090	Archstone-Smith Trust	3,795,147
133,233	Equity Office Properties Trust	3,879,745
109,779	Equity Residential	3,971,804
98,752	Plum Creek Timber Co., Inc.	3,796,027
92,532	ProLogis	4,009,412
59,709	Simon Property Group, Inc.	3,861,381
		27,256,389
	Recreational Products (0.8%)
78,625	Brunswick Corp.	3,891,938
64,655	Electronic Arts Inc.*	3,987,920
201,341	Hasbro, Inc.	3,901,989
195,707	Mattel, Inc.	3,814,329
		15,596,176
	Regional Banks (2.1%)
150,664	AmSouth Bancorporation	3,902,198
80,505	Compass Bancshares, Inc.	3,918,178
79,069	Fifth Third Bancorp	3,738,382
87,881	First Horizon National Corp.	3,788,550
36,134	M&T Bank Corp.	3,896,691
88,458	Marshall & Ilsley Corp.	3,909,844
130,742	North Fork Bancorporation, Inc.	3,771,907
77,652	Northern Trust Corp.	3,772,334
134,227	Synovus Financial Corp.	3,836,208
124,741	U.S. Bancorp	3,906,888
57,005	Zions Bancorporation	3,878,050
		42,319,230
	Restaurants (1.0%)
137,074	Darden Restaurants, Inc.	3,802,433
117,096	McDonald's Corp.	3,754,098
65,892	Starbucks Corp.*	4,109,025
99,001	Wendy's International, Inc.	3,886,779
83,133	Yum! Brands, Inc.	3,922,215
		19,474,550
	Savings Banks (0.6%)
62,535	Golden West Financial Corp.	3,840,900
174,949	Sovereign Bancorp, Inc.	3,945,100
91,924	Washington Mutual, Inc.	3,886,547
		11,672,547
	Semiconductors (3.1%)
170,047	Advanced Micro Devices, Inc.*	$3,744,435
187,545	Altera Corp.*	3,882,182
101,755	Analog Devices, Inc.	3,756,795
1,030,897	Applied Micro Circuits Corp.*	4,340,076
120,501	Broadcom Corp. (Class A)*	3,889,772
223,367	Freescale Semiconductor Inc. (Class B)*	4,101,018
165,157	Intel Corp.**	3,863,022
98,440	Linear Technology Corp.	3,815,534
718,867	LSI Logic Corp.*	3,939,391
90,601	Maxim Integrated Products, Inc.	3,840,576
324,777	Micron Technology, Inc.*	4,010,996
219,929	National Semiconductor Corp.	3,947,726
161,707	NVIDIA Corp.*	3,809,817
348,621	PMC - Sierra, Inc.*	3,921,986
157,185	Texas Instruments Inc.	3,869,895
128,169	Xilinx, Inc.	3,800,211
		62,533,432
	Services to the Health Industry (1.0%)
51,020	Express Scripts, Inc. (Class A)*	3,899,969
162,388	IMS Health Inc.	3,769,025
77,021	Laboratory Corp. of America Holdings*	3,837,186
96,795	Medco Health Solutions Inc.*	4,026,672
40,212	Quest Diagnostics Inc.	3,842,257
		19,375,109
	Specialty Insurance (0.6%)
45,398	Ambac Financial Group, Inc.	3,728,538
58,697	MBIA Inc.	3,714,346
55,784	MGIC Investment Corp.	3,844,075
		11,286,959
	Specialty Stores (1.4%)
205,057	AutoNation, Inc.*	3,939,145
43,061	AutoZone, Inc.*	3,931,900
95,286	Bed Bath & Beyond Inc.*	3,795,241
219,602	Office Depot, Inc.*	3,812,291
115,580	OfficeMax Inc.	3,626,900

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
114,424	Staples, Inc.*	$3,857,233
122,040	Tiffany & Co.	3,901,619
192,094	Toys 'R' Us, Inc.*	3,932,164
		30,796,493
	Specialty Telecommunications (0.6%)
110,185	CenturyTel, Inc.	3,908,262
277,732	Citizens Communications Co.	3,829,924
921,535	Qwest Communications International, Inc.*	4,091,615
		11,829,801
	Steel (0.5%)
171,112	Allegheny Technologies Inc.	3,707,997
72,499	Nucor Corp.	3,794,598
74,360	United States Steel Corp.	3,810,950
		11,313,545
	Telecommunication Equipment (1.8%)
1,459,684	ADC Telecommunications, Inc.*	3,911,953
288,332	Andrew Corp.*	3,929,965
1,332,534	CIENA Corp.*	4,450,664
156,416	Comverse Technology, Inc.*	3,824,371
325,056	Corning Inc.*	3,825,909
1,022,559	Lucent Technologies Inc.*	3,844,822
220,242	Motorola, Inc.	3,788,162
87,835	QUALCOMM Inc.*	3,724,204
455,628	Tellabs, Inc.*	3,913,845
		35,213,895
	Tobacco (0.6%)
62,787	Altria Group, Inc.	3,836,286
48,489	Reynolds American, Inc.	3,811,235
80,956	UST, Inc.	3,894,793
		11,542,314
	Tools/Hardware (0.6%)
44,464	Black & Decker Corp.	3,927,505
112,448	Snap-On, Inc.	3,863,713
79,485	Stanley Works (The)	3,893,970
		11,685,188
	Trucks/Construction/Farm Machinery (1.0%)
40,345	Caterpillar Inc.	3,934,041
47,242	Cummins Inc.	3,958,407
52,790	Deere & Co.	3,927,576
91,058	Navistar International Corp.*	$4,004,731
48,873	PACCAR, Inc.	3,933,299
		19,758,054
	Wholesale Distributors (0.4%)
87,738	Genuine Parts Co.	3,865,736
59,274	Grainger (W.W.), Inc.	3,948,834
		7,814,570
	Wireless Telecommunications (0.2%)
128,420	Nextel Communications, Inc. (Class A)*	3,852,600
	Total Common Stocks (Cost $1,152,367,543)	1,925,095,578

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (3.0%)
Repurchase Agreement
$60,062	Joint repurchase agreement account 2.223% due 01/03/05 (dated 12/31/04; proceeds $60,073,124) (a) (Cost $60,062,000)	60,062,000

Total Investments (Cost $1,212,429,543) (b) (c)	99.8%	1,985,157,578
Other Assets in Excess of Liabilities	0.2	3,775,575
Net Assets	100.0%	$1,988,933,153

*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $2,578,000.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $51,234,794 in connection with open futures contracts.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $782,746,224 and the aggregate gross unrealized depreciation is $10,018,189, resulting in net unrealized appreciation of $772,728,035.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2004 (unaudited) continued

Futures Contracts Open at December 31, 2004:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
103	Long	S&P Midcap 400 Index March 2005	$34,268,100	$1,402,860
71	Long	S&P 500 Index March 2005	21,543,175	594,751
Total unrealized appreciation				$1,997,611

Summary of Investments

SECTOR	VALUE	PERCENT OF NET ASSETS
Finance	$314,806,560	15.8%
Electronic Technology	230,944,977	11.6
Health Technology	140,700,702	7.1
Retail Trade	138,992,430	7.0
Consumer Non-Durables	129,845,030	6.5
Utilities	127,161,267	6.4
Producer Manufacturing	119,495,311	6.0
Technology Services	108,877,065	5.5
Consumer Services	108,356,028	5.5
Process Industries	84,868,686	4.3
Consumer Durables	81,096,044	4.1
Energy Minerals	62,418,095	3.1
Repurchase Agreement	60,062,000	3.0
Health Services	58,010,731	2.9
Industrial Services	53,789,658	2.7
Communications	38,423,536	1.9
Non-Energy Minerals	38,088,994	1.9
Commercial Services	35,155,457	1.8
Transportation	31,240,091	1.6
Distribution Services	22,824,916	1.1
	$1,985,157,578*	99.8%

*	Does not include outstanding long futures contracts with an underlying face amount of $55,811,275 with unrealized appreciation of $1,997,611.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2004 (unaudited)

Assets:
Investments in securities, at value (cost $1,212,429,543)	$1,985,157,578
Receivable for:
Shares of beneficial interest sold	4,181,425
Dividends	2,353,696
Variation margin	80,100
Prepaid expenses and other assets	52,483
Total Assets	1,991,825,282
Liabilities:
Payable for:
Distribution fee	1,266,365
Shares of beneficial interest redeemed	1,080,008
Investment advisory fee	198,219
Administration fee	132,146
Accrued expenses and other payables	215,391
Total Liabilities	2,892,129
Net Assets	$1,988,933,153
Composition of Net Assets:
Paid-in-capital	$1,202,926,613
Net unrealized appreciation	774,725,646
Accumulated undistributed net investment income	547,912
Accumulated undistributed net realized gain	10,732,982
Net Assets	$1,988,933,153
Class A Shares:
Net Assets	$82,147,039
Shares Outstanding (unlimited authorized, $.01 par value)	2,191,531
Net Asset Value Per Share	$37.48
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$39.56
Class B Shares:
Net Assets	$1,416,402,076
Shares Outstanding (unlimited authorized, $.01 par value)	38,140,253
Net Asset Value Per Share	$37.14
Class C Shares:
Net Assets	$84,889,585
Shares Outstanding (unlimited authorized, $.01 par value)	2,316,855
Net Asset Value Per Share	$36.64
Class D Shares:
Net Assets	$405,494,453
Shares Outstanding (unlimited authorized, $.01 par value)	10,779,199
Net Asset Value Per Share	$37.62

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Statements continued

Statement of Operations

For the six months ended December 31, 2004 (unaudited)

Net Investment Income:
Income
Dividends	$14,351,268
Interest	533,842
Total Income	14,885,110
Expenses
Distribution fee (Class A shares)	88,072
Distribution fee (Class B shares)	6,437,492
Distribution fee (Class C shares)	364,323
Investment advisory fee	2,953,511
Transfer agent fees and expenses	1,080,980
Administration fee	254,947
Registration fees	71,678
Custodian fees	53,439
Shareholder reports and notices	51,734
Professional fees	36,809
Trustees' fees and expenses	15,379
Other	167,073
Total Expenses	11,575,437
Net Investment Income	3,309,673
Net Realized and Unrealized Gain:
Net Realized Gain on:
Investments	27,083,437
Futures contracts	3,462,433
Net Realized Gain	30,545,870
Net Change in Unrealized Appreciation/Depreciation on:
Investments	137,269,722
Futures contracts	1,624,264
Net Appreciation	138,893,986
Net Gain	169,439,856
Net Increase	$172,749,529

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2004	FOR THE YEAR ENDED JUNE 30, 2004
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,309,673	$698,028
Net realized gain	30,545,870	14,164,314
Net change in unrealized appreciation	138,893,986	296,927,455
Net Increase	172,749,529	311,789,797
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(386,015)	(141,631)
Class B shares	—	(448,627)
Class C shares	—	(67,297)
Class D shares	(2,845,604)	(704,057)
Net realized gain
Class A shares	(1,323,954)	(2,540,159)
Class B shares	(23,233,360)	(70,385,714)
Class C shares	(1,392,512)	(2,962,917)
Class D shares	(6,457,707)	(10,627,956)
Total Dividends and Distributions	(35,639,152)	(87,878,358)
Net increase from transactions in shares of beneficial interest	143,730,327	345,175,379
Net Increase	280,840,704	569,086,818
Net Assets:
Beginning of period	1,708,092,449	1,139,005,631
End of Period (Including accumulated undistributed net investment income of $547,912 and $469,858, respectively)	$1,988,933,153	$1,708,092,449

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements December 31, 2004 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Equally-Weighted S&P 500 Fund (formerly Morgan Stanley Value-Added Market Series – Equity Portfolio) (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; and

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements December 31, 2004 (unaudited) continued

(7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements December 31, 2004 (unaudited) continued

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.12% to the net assets of the Fund determined as of the close of each business day.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.45% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.425% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.40% to the portion of daily net assets in excess of $2 billion.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements December 31, 2004 (unaudited) continued

by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $48,925,868 at December 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended December 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended December 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $486,757 and $10,769, respectively and received $178,755 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended December 31, 2004 aggregated $221,962,739 and $139,066,748, respectively. Included in the aforementioned are purchases of Morgan Stanley common stock of $307,394.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At December 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $7,600.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended December 31, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,666. At December 31, 2004, the Fund had an accrued pension liability of $75,970 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements December 31, 2004 (unaudited) continued

investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED JUNE 30, 2004
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	544,621	$18,727,817	1,164,001	$38,383,031
Reinvestment of dividends and distributions	42,798	1,589,944	77,729	2,449,256
Redeemed	(256,463)	(8,919,575)	(317,517)	(10,440,928)
Net increase – Class A	330,956	11,398,186	924,213	30,391,359
CLASS B SHARES
Sold	4,296,876	148,207,724	9,959,048	325,925,131
Reinvestment of dividends and distributions	557,306	20,520,007	1,990,617	62,346,129
Redeemed	(3,780,998)	(129,524,259)	(6,664,187)	(217,788,419)
Net increase – Class B	1,073,184	39,203,472	5,285,478	170,482,841
CLASS C SHARES
Sold	451,966	15,381,572	1,166,771	37,662,752
Reinvestment of dividends and distributions	36,003	1,307,622	93,182	2,880,284
Redeemed	(169,980)	(5,744,347)	(328,062)	(10,638,621)
Net increase – Class C	317,989	10,944,847	931,891	29,904,415
CLASS D SHARES
Sold	3,035,753	105,674,058	5,943,126	197,833,088
Reinvestment of dividends and distributions	212,137	7,908,463	299,739	9,477,735
Redeemed	(899,549)	(31,398,699)	(2,993,887)	(92,914,059)
Net increase – Class D	2,348,341	82,183,822	3,248,978	114,396,764
Net increase in Fund	4,070,470	$143,730,327	10,390,560	$345,175,379

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements December 31, 2004 (unaudited) continued

6.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of June 30, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and mark-to-market on futures contracts.

7.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

Futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED JUNE 30,
			2004	2003	2002	2001	2000
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$34.88		$29.36	$29.59	$32.08	$34.80	$40.58
Income (loss) from investment operations:
Net investment income‡	0.16		0.22	0.23	0.23	0.27	0.34
Net realized and unrealized gain (loss)	3.24		7.54	(0.34)	(2.32)	3.57	(1.76)
Total income (loss) from investment operations	3.40		7.76	(0.11)	(2.09)	3.84	(1.42)
Less dividends and distributions from:
Net investment income	(0.18)		(0.12)	(0.11)	(0.36)	(0.27)	(0.31)
Net realized gain	(0.62)		(2.12)	(0.01)	(0.04)	(6.29)	(4.05)
Total dividends and distributions	(0.80)		(2.24)	(0.12)	(0.40)	(6.56)	(4.36)
Net asset value, end of period	$37.48		$34.88	$29.36	$29.59	$32.08	$34.80
Total Return†	9.77	% (1)	27.26%	(0.32)%	(6.53)%	12.37%	(3.11)%
Ratios to Average Net Assets(3):
Expenses	0.78	% (2)	0.86%	0.89%	0.85%	0.84%	0.83%
Net investment income	0.90	% (2)	0.66%	0.88%	0.73%	0.83%	0.93%
Supplemental Data:
Net assets, end of period, in thousands	$82,147		$64,890	$27,491	$19,625	$20,652	$18,489
Portfolio turnover rate	8	% (1)	11%	25%	9%	5%	11%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED JUNE 30,
			2004	2003	2002	2001	2000
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$34.52		$29.20	$29.54	$31.91	$34.76	$40.50
Income (loss) from investment operations:
Net investment income (loss)‡	0.03		(0.04)	0.03	(0.01)	0.03	0.10
Net realized and unrealized gain (loss)	3.21		7.49	(0.35)	(2.30)	3.54	(1.74)
Total income (loss) from investment operations	3.24		7.45	(0.32)	(2.31)	3.57	(1.64)
Less dividends and distributions from:
Net investment income	0.00		(0.01)	(0.01)	(0.02)	(0.13)	(0.05)
Net realized gain	(0.62)		(2.12)	(0.01)	(0.04)	(6.29)	(4.05)
Total dividends and distributions	(0.62)		(2.13)	(0.02)	(0.06)	(6.42)	(4.10)
Net asset value, end of period	$37.14		$34.52	$29.20	$29.54	$31.91	$34.76
Total Return†	9.40	% (1)	26.29%	(1.08)%	(7.23)%	11.50%	(3.73)%
Ratios to Average Net Assets(3):
Expenses	1.53	% (2)	1.63%	1.65%	1.60%	1.59%	1.48%
Net investment income (loss)	0.15	% (2)	(0.11)%	0.12%	(0.02)%	0.08%	0.28%
Supplemental Data:
Net assets, end of period, in millions	$1,416		$1,280	$928	$1,037	$1,092	$1,103
Portfolio turnover rate	8	% (1)	11%	25%	9%	5%	11%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED JUNE 30,
			2004	2003	2002	2001	2000
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$34.07		$28.87	$29.22	$31.76	$34.61	$40.33
Income (loss) from investment operations:
Net investment income (loss)‡	0.03		(0.03)	0.03	(0.01)	0.04	0.09
Net realized and unrealized gain (loss)	3.16		7.40	(0.35)	(2.28)	3.53	(1.73)
Total income (loss) from investment operations	3.19		7.37	(0.32)	(2.29)	3.57	(1.64)
Less dividends and distributions from:
Net investment income	0.00		(0.05)	(0.02)	(0.21)	(0.13)	(0.03)
Net realized gain	(0.62)		(2.12)	(0.01)	(0.04)	(6.29)	(4.05)
Total dividends and distributions	(0.62)		(2.17)	(0.03)	(0.25)	(6.42)	(4.08)
Net asset value, end of period	$36.64		$34.07	$28.87	$29.22	$31.76	$34.61
Total Return†	9.38	% (1)	26.31%	(1.09)%	(7.23)%	11.57%	(3.76)%
Ratios to Average Net Assets(3):
Expenses	1.53	% (2)	1.63%	1.65%	1.60%	1.54%	1.50%
Net investment income (loss)	0.15	% (2)	(0.11)%	0.12%	(0.02)%	0.13%	0.26%
Supplemental Data:
Net assets, end of period, in thousands	$84,890		$68,101	$30,809	$23,962	$11,063	$8,294
Portfolio turnover rate	8	% (1)	11%	25%	9%	5%	11%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2004		FOR THE YEAR ENDED JUNE 30,
			2004	2003	2002	2001	2000
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$35.04		$29.44	$29.63	$32.19	$34.88	$40.65
Income (loss) from investment operations:
Net investment income‡	0.21		0.30	0.30	0.30	0.38	0.42
Net realized and unrealized gain (loss)	3.26		7.56	(0.34)	(2.33)	3.54	(1.76)
Total income (loss) from investment operations	3.47		7.86	(0.04)	(2.03)	3.92	(1.34)
Less dividends and distributions from:
Net investment income	(0.27)		(0.14)	(0.14)	(0.49)	(0.32)	(0.38)
Net realized gain	(0.62)		(2.12)	(0.01)	(0.04)	(6.29)	(4.05)
Total dividends and distributions	(0.89)		(2.26)	(0.15)	(0.53)	(6.61)	(4.43)
Net asset value, end of period	$37.62		$35.04	$29.44	$29.63	$32.19	$34.88
Total Return†	9.94	% (1)	27.55%	(0.09)%	(6.28)%	12.59%	(2.89)%
Ratios to Average Net Assets(3):
Expenses	0.53	% (2)	0.63%	0.65%	0.60%	0.60%	0.59%
Net investment income	1.15	% (2)	0.89%	1.12%	0.98%	1.07%	1.17%
Supplemental Data:
Net assets, end of period, in thousands	$405,494		$295,414	$152,558	$98,886	$14,078	$46,199
Portfolio turnover rate	8	% (1)	11%	25%	9%	5%	11%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

38565RPT-RA05-00109P-Y12/04	MORGAN STANLEY FUNDS
Morgan Stanley Equally-Weighted S&P 500 Fund Semiannual Report December 31, 2004

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded,

processed, summarized and reported within the time periods specified in the
Securities and Exchange Commission's rules and forms, based upon such officers'
evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Equally-Weighted S&P 500 Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2005

                                       3

                                                                   EXHIBIT 11 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

     1.  I have reviewed this report on Form N-CSR of Morgan Stanley
         Equally-Weighted S&P 500 Fund;

     2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3.  Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

     4.  The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d)
         under the Investment Company Act of 1940) for the registrant and have:

         a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
              conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
              registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

                                       4

     5.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
              and

         b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 17, 2005
                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       5

                                                                   EXHIBIT 11 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

     1.  I have reviewed this report on Form N-CSR of Morgan Stanley
         Equally-Weighted S&P 500 Fund;

     2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3.  Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

     4.  The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d)
         under the Investment Company Act of 1940) for the registrant and have:

         a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
              conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
              registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

         a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
              and

         b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 17, 2005
                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Equally-Weighted S&P 500 Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended December 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 17, 2005                              /s/ Ronald E. Robison
                                                     ---------------------------
                                                     Ronald E. Robison
                                                     Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Equally-Weighted S&P 500 Fund and will be retained by
Morgan Stanley Equally-Weighted S&P 500 Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Equally-Weighted S&P 500 Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended December 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 17, 2005                                  /s/ Francis Smith
                                                         ----------------------
                                                         Francis Smith
                                                         Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Equally-Weighted S&P 500 Fund and will be retained by
Morgan Stanley Equally-Weighted S&P 500 Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       9